Warrants – derivative (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Summary of changes In warrant derivative liability

The following table summarizes the changes in the warrant derivative liability during the six month period to June 30, 2023:

Embedded derivative
£

Balance at December 31, 2022	6,020,863
Fair value of warrants issued in the period	2,893,619
Fair value adjustment	(7,637,088)
Balance at June 30, 2023	1,277,394

Schedule of valuation assumption on warrants derivative

The model inputs were as follows:

	December 31, 2022	June 30, 2023
Exercise price in USD	$212.50	$212.50
Share price in USD	$3.85	$0.54
Time to maturity	5.1 years	4.6 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.00%	3.90%
Dividend yield	-
	December 31, 2022	June 30, 2023
Exercise price in USD	$5.00	$1.75
Share price in USD	$3.85	$0.54
Time to maturity	5.4 years	4.9 years
Expected volatility	85%	90%
Risk free interest rate (US treasury bond)	3.9%	3.9%
Dividend yield	-	-

	December 31, 2022	June 30, 2023
Exercise price in USD	$5.00	$1.75
Share price in USD	$3.85	$0.54
Time to maturity	2.4 years	1.9 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.3%	4.3%
Dividend yield	-	-

	March 30, 2023	June 30, 2023
Exercise price in USD	$1.75	$1.75
Share price in USD	$1.55	$0.54
Time to maturity	5 years	4.7 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.00%	4.0%
Dividend yield	-	-

	March 30, 2023	June 30, 2023
Exercise price in USD	$2.00	$2.00
Share price in USD	$1.55	$0.54
Time to maturity	5 years	4.8 years
Expected volatility	90%	90%
Risk free interest rate (US treasury bond)	4.0%	4.0%
Dividend yield	-	-